S000037042 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	147 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.44%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.35%	1.97%	2.09%
iShares Short Duration Bond Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.95%	3.76%	2.83%
Performance Inception Date					Sep. 25, 2013
iShares Short Duration Bond Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.00%	2.36%	1.75%
iShares Short Duration Bond Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	2.27%	1.70%

[1]	The Bloomberg U.S. 1-3 Year Government/Credit Bond Index is an unmanaged index that measures the performance of government and corporate securities with one to three years remaining to maturity.